Note 25	6 Months Ended
Jun. 30, 2023
Capital [Abstract]
Disclosure of Common Stock [Text Block]	Capital
As of June 30, 2023 BBVA’s share capital amounted to €2,923,081,772.45 divided into 5,965,473,005 shares (€2,954,757,116.36 divided into 6,030,116,564 shares as of December 31, 2022). The variation is due to the partial execution, notified on June 2, 2023, of the share capital reduction resolution adopted by the Ordinary General Shareholders' Meeting of BBVA held on March 17, 2023, under item 3 of the agenda (see Note 4).
As of such dates mentioned, all shares were fully subscribed and paid-up, of the same class and series, of €0.49 par value each, and represented through book-entry accounts. All of the Bank´s shares carry the same voting and dividend rights, and no single stockholder enjoys special voting rights. Each and every share is part of the Bank’s capital.
BBVA is not aware of any direct or indirect interests through which control of the Bank may be exercised. BBVA has not received any information on stockholder agreements including the regulation of the exercise of voting rights at its Annual General Meetings or restricting or placing conditions on the free transferability of BBVA shares. BBVA is not aware of any agreement that could give rise to changes in the control of the Bank.